Risk Management (Details 2) - Probable Scenario [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Total effect on net financial result in R$ - gain/(loss)	R$ (113,478)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Net currency exposure	R$ 280,188
Currency rate | Number	4.8413
Exchange rate estimated according to the scenario | Number	5.0000
Differences between the rates	(0.1587%)
Effect on net financial result R$ - gain/(loss)	R$ (44,466)
Japan, Yen
IfrsStatementLineItems [Line Items]
Net currency exposure	R$ 41,078,385
Currency rate | Number	0.03422
Exchange rate estimated according to the scenario | Number	0.03590
Differences between the rates	(0.00168%)
Effect on net financial result R$ - gain/(loss)	R$ (69,012)